S000027379 [Member] Expense Example - AB Municipal Bond Inflation Strategy	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 375
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	749
Expense Example, with Redemption, 10 Years	1,309
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254	[1]
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	862
Expense Example, with Redemption, 10 Years	1,691
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	326
Expense Example, with Redemption, 10 Years	741
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	829
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	$ 708

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.